Convertible Debt - Assumptions (Details) $ in Millions	Sep. 30, 2023 USD ($) $ / shares yr	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares yr	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($) yr $ / shares	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 29, 2021 USD ($) $ / shares yr
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Amount Issued	$ 114.6			$ 110.2					$ 101.8	$ 100.0
Koch Strategic Platforms Convertible Note | Risk free interest rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.049			4.2						1.1
Koch Strategic Platforms Convertible Note | Expected life of options
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | yr	3.0			3.8						5.0
Koch Strategic Platforms Convertible Note | Expected dividend yield
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0			0						0
Koch Strategic Platforms Convertible Note | Expected stock price volatility
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.53			0.63						0.66
Koch Strategic Platforms Convertible Note | Share Price
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | $ / shares	3.55			4.76						12.56
Payment in Kind Note
Disclosure of detailed information about borrowings [line items]
Amount Issued		$ 4.4	$ 8.4	$ 4.3	$ 8.1	$ 4.1			$ 1.8
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Amount Issued	$ 216.5			$ 208.1			$ 200.0	$ 0.0
Glencore Convertible Note | Risk free interest rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.048			4.2			2.9
Glencore Convertible Note | Expected life of options
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | yr	3.7			4.4			5.0
Glencore Convertible Note | Expected dividend yield
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0			0			0
Glencore Convertible Note | Expected stock price volatility
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.53			0.63			0.68
Glencore Convertible Note | Share Price
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | $ / shares	3.55			4.76			8.15